INCOME TAXES - Deferred income tax assets, net (Details) - ConnectM Before Business Combination - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Depreciation		$ 35,967
Other	$ 4,266	1,386
ROU asset	157,555	201,556
Net operating losses	5,408,937	3,038,057
Deferred tax assets	5,570,758	3,276,966
Less: Valuation allowance	(5,207,943)	(2,788,979)
Total deferred tax assets	362,815	487,987
Deferred tax liabilities
Depreciation, amortization, and impairment	(219,512)	(316,895)
Lease assets	(143,303)	(171,092)
Deferred tax liabilities	(362,815)	(487,987)
Federal and state net operating loss carryforwards subject to expiration	20,000,792	$ 11,214,397
Federal and state net operating loss carryforwards carried forward indefinitely	$ 18,703,617